Investment Objectives and Goals	Mar. 12, 2025
Westwood LBRTY International Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	WESTWOOD LBRTY INTERNATIONAL EQUITY ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Westwood LBRTY International Equity ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the TOBAM LBRTY® All World Ex US Equity Index.
Westwood LBRTY Global Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	WESTWOOD LBRTY GLOBAL EQUITY ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Westwood LBRTY Global Equity ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the TOBAM LBRTY® All World Equity Index.
Westwood LBRTY Emerging Markets Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	WESTWOOD LBRTY EMERGING MARKETS EQUITY ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Westwood LBRTY Emerging Markets Equity ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the TOBAM LBRTY® Emerging Market Equity Index.